Schedule III - Real Estate and Accumulated Depreciation (Schedule of Real Estate Assets) (Details) - Mixed Use Collateral $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 298,000
Initial Cost to Company, Land	220,749
Initial Cost to Company, Building and Improvements	192,396
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	220,749
Gross Amount Carried at Close of Period, Building and Improvements	192,396
Gross Amount Carried at Close of Period, Total	413,145
Accumulated Depreciation	4,253
Aggregate cost for federal income tax purposes	$ 467,900
Minimum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable Life (Years)	7 years
Maximum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable Life (Years)	12 years
Detroit, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 31,961
Initial Cost to Company, Land	29,086
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	29,086
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	29,086
Accumulated Depreciation	0
Dallas, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,736
Initial Cost to Company, Land	1,954
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,954
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	1,954
Accumulated Depreciation	0
Dallas, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,151
Initial Cost to Company, Land	2,751
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	2,751
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	2,751
Accumulated Depreciation	0
Atlanta, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,577
Initial Cost to Company, Land	4,097
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	4,097
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	4,097
Accumulated Depreciation	0
Milwaukee, WI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,633
Initial Cost to Company, Land	4,638
Initial Cost to Company, Building and Improvements	51,323
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	4,638
Gross Amount Carried at Close of Period, Building and Improvements	51,323
Gross Amount Carried at Close of Period, Total	55,961
Accumulated Depreciation	$ 916
Depreciable Life (Years)	40 years
Washington, DC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,190
Initial Cost to Company, Land	1,484
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,484
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	1,484
Accumulated Depreciation	0
Minneapolis, MN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,452
Initial Cost to Company, Land	716
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	716
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	716
Accumulated Depreciation	0
Durango, CO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,604
Initial Cost to Company, Land	1,415
Initial Cost to Company, Building and Improvements	17,080
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	1,415
Gross Amount Carried at Close of Period, Building and Improvements	17,080
Gross Amount Carried at Close of Period, Total	18,495
Accumulated Depreciation	$ 387
Depreciable Life (Years)	35 years
Rohnert Park, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 19,300
Initial Cost to Company, Land	5,869
Initial Cost to Company, Building and Improvements	13,752
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	5,869
Gross Amount Carried at Close of Period, Building and Improvements	13,752
Gross Amount Carried at Close of Period, Total	19,621
Accumulated Depreciation	$ 387
Depreciable Life (Years)	32 years
Salt Lake City, UT
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 55,312
Initial Cost to Company, Land	8,573
Initial Cost to Company, Building and Improvements	40,583
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	8,573
Gross Amount Carried at Close of Period, Building and Improvements	40,583
Gross Amount Carried at Close of Period, Total	49,156
Accumulated Depreciation	$ 847
Depreciable Life (Years)	34 years
San Diego, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 38,084
Initial Cost to Company, Land	5,077
Initial Cost to Company, Building and Improvements	24,096
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	5,077
Gross Amount Carried at Close of Period, Building and Improvements	24,096
Gross Amount Carried at Close of Period, Total	29,173
Accumulated Depreciation	$ 532
Depreciable Life (Years)	33 years
Seattle, WA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 40,000
Initial Cost to Company, Land	7,813
Initial Cost to Company, Building and Improvements	45,562
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	7,813
Gross Amount Carried at Close of Period, Building and Improvements	45,562
Gross Amount Carried at Close of Period, Total	53,375
Accumulated Depreciation	$ 1,184
Depreciable Life (Years)	30 years
Los Angeles, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 36,920
Initial Cost to Company, Land	68,140
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	68,140
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	68,140
Accumulated Depreciation	0
Los Angeles, CA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	34,080
Initial Cost to Company, Land	72,836
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	72,836
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	72,836
Accumulated Depreciation	0
Atlanta, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Land	6,300
Initial Cost to Company, Building and Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Gross Amount Carried at Close of Period, Land	6,300
Gross Amount Carried at Close of Period, Building and Improvements	0
Gross Amount Carried at Close of Period, Total	6,300
Accumulated Depreciation	$ 0